Income Taxes (Details) - Israel Tax Authority [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Net operating loss carryforwards	$ 38,164
Deferred tax assets recognized tax benefits	2,914	$ 2,065
Net change in total valuation allowance	$ 3,014	$ 2,301	$ 1,813